Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Loss per Share [Abstract]
Net Loss per Share

14. Net Loss per Share

The following table sets forth the computation of basic and diluted loss per share (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(5,690)	$(3,947)	$(10,688)	$(10,217)
Less: Cumulative preferred dividends	(1,252)	(1,365)	(2,490)	(2,730)
Net loss attributable to common stockholders, basic and diluted	$(6,942)	$(5,312)	$(13,178)	$(12,947)

Denominator:
Weighted-average Common Stock outstanding, basic and diluted	21,383,852	18,599,982	21,355,388	18,599,982
Net loss per share attributable to common stockholders, basic and diluted	$(0.32)	$(0.29)	$(0.62)	$(0.70)

The Company’s potentially dilutive securities below, presented based on amounts outstanding at each period end, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. The weighted-average number of shares of Common Stock outstanding noted above used to calculate both basic and diluted net loss per share attributable to stockholders of Common Stock for these periods is the same.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Stock options	2,164,238	2,052,239	2,164,238	2,052,239
Series A Preferred Stock (as converted to common stock)	3,588,406	3,913,043	3,588,406	3,913,043
Publicly traded warrants	14,166,666	14,166,666	14,166,666	14,166,666
Shortfall Warrants	3,209,511	3,874,394	3,209,511	3,874,394
Contingent Sponsor Shares	—	1,000,000	—	1,000,000
Term Loan Warrants	3,500,000	750,000	3,500,000	750,000
	26,628,821	25,756,342	26,628,821	25,756,342

17. Net Loss per Share

The following table sets forth the computation of basic and diluted loss per share (in thousands, except share and per share amounts):

	Year ended December 31,
	2024	2023
Numerator:
Net loss	$(20,795)	$(29,922)
Less: Induced conversion of Series A Preferred Stock into Common Stock	(1,162)	—
Less: Deemed dividend on waiver of restriction on Class A Common Stock	(495)	—
Less: Cumulative preferred dividends	(5,521)	(1,349)
Net loss attributable to common stockholders, basic and diluted	$(27,973)	$(31,271)

Denominator:
Weighted-average Common Stock outstanding, basic and diluted	18,790,448	12,295,391
Net loss per share attributable to common stockholders, basic and diluted	$(1.49)	$(2.54)

The Company’s potentially dilutive securities below, presented based on amounts outstanding at each period end, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of shares of Common Stock outstanding used to calculate both basic and diluted net loss per share attributable to stockholders of Common Stock for these periods is the same.

	Year ended December 31,
	2024	2023
Stock options	2,214,769	1,967,734
Series A Preferred Stock (as converted to common stock)	3,588,406	3,913,043
Publicly traded warrants	14,166,666	14,166,666
Shortfall Warrants	3,209,511	3,874,394
Contingent Sponsor Shares	—	1,000,000
2024 Term Loan Warrants	2,000,000	—
	25,179,352	24,921,837